Capital Stock (Details) - Schedule of Issued and Outstanding - CAD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued	36,484,680	6,749,002	6,143,998
Paid amount	$ 545,690,309	$ 452,246,204	$ 433,689,768
Common shares [Member]
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued	29,453,615	167,610	167,610
Paid amount	$ 512,614,684	$ 9,894,326	$ 9,894,326
Class A Non-Voting Special Shares [Member]
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued	2,031,250
Paid amount	$ 10,115,625
Class B Non-Voting Special Shares [Member]
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued	999,963
Paid amount	$ 5,220,000
Class C Non-Voting Special Shares [Member]
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued	999,963
Paid amount	$ 4,970,000
Class D Non-Voting Special Shares [Member]
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued	999,963
Paid amount	$ 4,740,000
Class E Non-Voting Special Shares [Member]
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued	999,963
Paid amount	$ 4,250,000
Class F Non-Voting Special Shares [Member]
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued	999,963
Paid amount	$ 3,780,000